Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Maturity Analysis of Finance Lease Payables (Detail) - Dec. 31, 2017 $ in Thousands, $ in Thousands	USD ($)	MXN ($)
Disclosure Of Maturity Analysis Of Finance Lease Payables [Line Items]
Finance lease payables	$ 444,540	$ 8,795,954
Less: short-term unaccrued interest	16,749	331,412
Less: long-term unaccrued interest	42,630	843,480
Total capital leases	385,161	7,621,062
Less: current portion of leases (excluding interest)	78,026	1,543,881
Total long-term capital leases	307,135	6,077,181
2017 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [Line Items]
Finance lease payables	94,377	1,867,411
2018 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [Line Items]
Finance lease payables	60,268	1,192,496
2019 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [Line Items]
Finance lease payables	60,268	1,192,496
2020 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [Line Items]
Finance lease payables	60,268	1,192,496
2021 [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [Line Items]
Finance lease payables	60,268	1,192,496
2022 and thereafter [member]
Disclosure Of Maturity Analysis Of Finance Lease Payables [Line Items]
Finance lease payables	$ 109,091	$ 2,158,559